Income Taxes (Tables)	12 Months Ended
Jan. 31, 2024
Income Taxes.
Schedule of Income before Income Tax, Domestic and Foreign

	January 31,	January 31,	January 31,
Year Ended	2024	2023	2022

Canada	53,246	49,158	36,312
United States	62,346	51,268	32,338
Other countries	35,560	33,302	33,960
	151,152	133,728	102,610

Schedule of components of Income Tax Expense (Benefit)

	January 31,	January 31,	January 31,
Year Ended	2024	2023	2022
Current income tax expense
Canada	16,376	9,673	1,817
United States	16,532	13,085	8,689
Other countries	8,315	5,490	4,308
	41,223	28,248	14,814
Deferred income tax expense (recovery)
Canada	(2,369)	5,059	8,381
United States	(5,060)	(1,888)	1,941
Other countries	1,451	73	(8,808)
	(5,978)	3,244	1,514
	35,245	31,492	16,328

Schedule of deferred tax assets and liabilities

	January 31,	January 31,
	2024	2023
Assets
Accrued liabilities not currently deductible	11,736	5,506
Accumulated net operating losses	2,397	7,577
Difference between tax and accounting basis of property and equipment	9,088	7,400
Research and development expenditures and tax credits	7,680	3,339
Total deferred income tax assets	30,901	23,822
Liabilities
Difference between tax and accounting basis of intangible assets	(42,423)	(42,958)
Temporary difference on equity derivative and related party debt	(5,513)	(3,077)
Total deferred income tax liabilities	(47,936)	(46,035)
Net deferred income taxes	(17,035)	(22,213)
Valuation allowance	(1,969)	(1,704)
Net deferred income taxes, net of valuation allowance	(19,004)	(23,917)

Schedule of effective income tax rate reconciliation

	January 31,	January 31,	January 31,
Year Ended	2024	2023	2022
Income before income taxes	151,152	133,728	102,610

Combined basic Canadian statutory rates	26.5%	26.5%	26.5%

Income tax expense based on the above rates	40,055	35,438	27,192
Increase (decrease) in income taxes resulting from:
Permanent differences	124	590	3,467
Effect of differences between Canadian and foreign tax rates	(1,293)	(1,859)	(1,855)
Effect of rate changes on current year timing differences	(48)	(219)	(1,085)
Change in estimates relating to prior periods	(2,888)	(972)	(569)
Increase (decrease) in accruals for uncertain tax positions	(117)	(1,181)	(849)
Valuation allowance	263	(155)	(9,102)
Other, including foreign exchange and tax credits	(851)	(150)	(871)
Income tax expense	35,245	31,492	16,328

Schedule of operating loss carryforwards

		United
Expiry year	Canada	States	EMEA	Asia Pacific	Total
2025	—	—	—	167	167
2026	—	—	—	60	60
2027	—	138	—	276	414
2028	—	138	—	53	191
2029	—	138	—	154	292
Thereafter	—	843	7,793	377	9,013
	—	1,257	7,793	1,087	10,137

Schedule of unrecognized tax benefits roll forward

	January 31,	January 31,
	2024	2023
Liability, beginning of year	6,120	7,354
Gross increases – current period	3,946	640
Lapsing due to statutes of limitations	(3,913)	(1,874)
Liability, end of year	6,153	6,120